Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

7. Segment Reporting

During the first quarter of fiscal 2026, in conjunction with the formation of Great Elm Real Estate Ventures, LLC, the Company realigned the information that the CODM regularly reviews to evaluate performance for operating decision-making purposes, including performance assessment and allocation of resources. As a result of this change in segment reporting, the Company retrospectively recast prior period results, by segment, to conform to the current period presentation. This structure includes two reportable segments: Alternative Credit and Real Estate. The structure is based on the Company’s various investment strategies.

As a result of the change noted above, effective for the quarter ended September 30, 2025, the Company began reporting the following business segments:

•
Alternative Credit - focused on income generation and capital preservation through investment in debt and income-generating securities, direct lending, CLOs, and specialty finance businesses including factoring, asset based lending and Healthcare
•
Real Estate - full service, end-to-end real estate platform combining investment expertise and turnkey execution capabilities for industrial outdoor storage sector

The Company has a corporate office that is included in “Corporate & Other”. The corporate office supports the segments by providing infrastructure and administrative support in the areas of accounting/finance, operations, information technology, legal, compliance and human resources.

Our CODM is our Chief Executive Officer and Chairman of the Company’s Board of Directors, Jason W. Reese. The primary measure used by CODM in measuring performance and allocating resources to the segments is net income, as reported on our condensed consolidated statements of operations, predominantly in the annual budget and forecasting process. The CODM considers budget-to-actual variances on a quarterly basis when making decisions about internal operations, such as staffing and related compensation, and planning for future investments. The Company does not disclose total asset information for its reportable segments as the information is not reviewed by the CODM.

The following tables provide the operating financial results of our operating segment:

	For the twelve months ended June 30, 2025
(in thousands)	Alternative Credit	Real Estate	Total Segments	Corporate & Other	Total
Revenues	$10,323	$5,993	$16,316	$-	$16,316
Cost of revenues	-	1,082	1,082	-	1,082
Operating expenses:
Compensation and benefits	6,383	5,959	12,342	3,136	15,478
Selling, general and administrative	1,317	1,744	3,061	3,449	6,510
Depreciation and amortization	273	976	1,249	-	1,249
Non-operating income/(expenses):
Dividends and interest income	1	-	1	6,056	6,057
Interest expense	-	-	-	(4,157)	(4,157)
Net realized and unrealized gain	-	-	-	16,854	16,854
Net realized and unrealized gain on investments of Consolidated Funds	-	-	-	3,322	3,322
Interest and other income of Consolidated Funds	-	-	-	1,563	1,563
Income (loss) before income taxes	2,351	(3,768)	(1,417)	17,053	15,636
Income tax expense	-	-	-	(86)	(86)
Net income (loss)	$2,351	$(3,768)	$(1,417)	$16,967	$15,550

	For the twelve months ended June 30, 2024
(in thousands)	Alternative Credit	Real Estate	Total Segments	Corporate & Other	Total
Revenues	$7,874	$9,960	$17,834	$-	$17,834
Cost of revenues	-	5,526	5,526	-	5,526
Operating expenses:
Compensation and benefits	6,088	3,561	9,649	4,260	13,909
Selling, general and administrative	1,218	466	1,684	3,445	5,129
Depreciation and amortization	833	11	844	264	1,108
Non-operating income/(expenses):
Dividends and interest income	-	-	-	8,057	8,057
Interest expense	-	-	-	(4,334)	(4,334)
Net realized and unrealized (loss) gain	(9,330)	10,183	853	1,359	2,212
Net realized and unrealized gain on investments of Consolidated Funds	-	-	-	233	233
Interest and other income of Consolidated Funds	-	-	-	829	829
(Loss) income before income taxes	(9,595)	10,579	984	(1,825)	(841)
Income tax expense	-	-	-	(101)	(101)
Net (loss) income from continuing operations	(9,595)	10,579	984	(1,926)	(942)
Discontinued operations:
Net income from discontinued operations	-	-	-	16	16
Net (loss) income	$(9,595)	$10,579	$984	$(1,910)	$(926)

Other income includes dividend income and other income of Consolidated Funds, as well as income from discontinued operations. Employee expenses consist of compensation expense. Operating expenses are primarily made up of overhead expenses such as insurance, rent, professional fees, travel and meals, and other related costs. Other expenses primarily consists of expenses of Consolidated Funds and other non-recurring expenses, such as non-recurring legal fees.